UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

99 High Street

Suite 2802

Boston, MA 02110-2663

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

99 High Street, Suite 2802

Boston, MA 02110-2663

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1 – Reports to Stockholders.

(a)     A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

AGF U.S. Market Neutral Anti-Beta Fund

Ticker: BTAL | Exchange: NYSE Arca, Inc.

Annual Shareholder Report — June 30, 2024

Fund Overview

This annual shareholder report contains important information about AGF U.S. Market Neutral Anti-Beta Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.agf.com/us/products/btal/index.jsp . You can also request this information by contacting us toll-free at 1-888-893-2202.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BTAL	$167	1.58%

How did the Fund perform last year?

The objective of the AGF U.S. Market Neutral Anti-Beta Fund (“BTAL”) is to provide a consistent negative beta exposure to the U.S. equity market. BTAL strives to achieve its objective by investing primarily in long positions in low beta U.S. equities and short positions in high beta U.S. equities. BTAL finished the reporting period up 10.77%. The Fund provided a positive return and outperformed the Dow Jones U.S. Thematic Market Neutral Low Beta Index, which returned 7.99% during the period. The broad U.S. equity market, as represented by the Standard and Poor’s (S&P) 500 Index, finished the reporting period with a total return of 24.56%. During the reporting period, the broad U.S. equity market generally trended upwards but at times exhibited some volatility. During those periods of volatility, BTAL performed as expected and reduced drawdowns compared to pure broad market exposure, but given the general upward trend the U.S. equity market experienced, BTAL underperformed the S&P 500 for the overall reporting period due to its inherent anti-beta bias.

How did the Fund perform over the past 10 years? The chart below shows the Fund’s performance over the last 10 years and is based on the Fund’s NAV.

The above chart represents historical performance of a hypothetical $10,000 investment in the Fund over the past 10 years. The fund’s past performance is not a good predictor of how the fund will perform in the future. The chart and Average Annual Total Return table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics		Average Annual Total Returns
Net Assets	$249,575,220		1 Year	5 Years	10 Years
Number of Portfolio Holdings	404	BTAL NAV Return	10.77%	-0.59%	0.98%
Portfolio Turnover Rate	76%	BTAL Market Price Return	11.12%	-0.60%	1.06%
Net Investment Advisory Fees	$402,659	S&P 500 Index	24.56%	15.04%	12.85%
		Dow Jones U.S. Thematic Market Neutral Low Beta Index	7.99%	-1.34%	1.34%

		Past performance is not a good predictor of future performance. For the Fund’s most recent month-end performance please visit https://www.agf.com/us/products/btal/index.jsp or call toll-free at 1-888-893-2202 for additional performance questions.

Fund Sector Weights (Based on Net Assets)

	% of Long Weight	% of Short Weight

Communication Services	3.4%	-3.4%
Consumer Discretionary	10.0%	-10.9%
Consumer Staples	4.0%	-3.9%
Energy	3.5%	-3.2%
Financials	13.1%	-13.4%
Health Care	9.9%	-9.2%
Industrials	13.5%	-13.2%
Information Technology	11.6%	-11.5%
Materials	4.4%	-4.3%
Real Estate	5.6%	-5.6%
Utilities	4.1%	-3.9%

Top Ten Holdings (Based on Net Assets)

Long		Short
Sarepta Therapeutics, Inc.	0.6%	Chewy, Inc.	-0.7%
Texas Pacific Land Corp.	0.5%	Rivian Automotive, Inc.	-0.5%
Ollie’s Bargain Outlet Holdings, Inc.	0.5%	Penn Entertainment, Inc.	-0.5%
Markel Group, Inc.	0.5%	Coherent Corp.	-0.5%
Guidewire Software, Inc.	0.5%	Denali Therapeutics, Inc.	-0.5%
Cheniere Energy, Inc.	0.5%	Carvana Co.	-0.5%
Eli Lilly and Co.	0.5%	NVIDIA Corp.	-0.5%
Roper Technologies, Inc.	0.5%	Palantir Technologies, Inc.	-0.5%
H&R Block, Inc.	0.5%	Caesars Entertainment, Inc.	-0.5%
Humana, Inc.	0.5%	Carnival Corp.	-0.5%

Where can I find additional information about the Fund?

Additional information is available at https://www.agf.com/us/products/btal/index.jsp, including its:

● Prospectus

● Financial Information

● Holdings

● Proxy Voting Information

● Fund Commentary

● Updated Performance

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-357-3715 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Distributor: Foreside Fund Services, LLC

AGF U.S. Market Neutral Anti-Beta Fund

Annual Shareholder Report — June 30, 2024

BTAL0624

(b)	Not applicable.

Item 2 – Code of Ethics.

(a)     As of the end of the period, June 30, 2024, the AGF Investments Trust (the “registrant”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)     Not applicable.

(c)     During the period covered by this report, no substantive amendments were made to the Code of Ethics.

(d)     During the period covered by this report, there have been no waivers granted under the Code of Ethics.

(e)     Not applicable.

(f)      The registrant’s Code of Ethics is filed herewith pursuant to Item 19(a)(1) of this Form.

Item 3 – Audit Committee Financial Expert.

The Board has determined that it does not have an audit committee financial expert serving on its Audit Committee because, notwithstanding certain Trustees’ past experience overseeing the implementation of accounting controls and principles, no independent Trustee meets the definition of “audit committee financial expert” in this Form.

Item 4 – Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for AGF Investments Trust by PricewaterhouseCoopers LLP (“PwC”) for the fiscal year ended June 30, 2023 were:

2023
Audit Fees (a)	$0
Audit Related Fees (b)	$0
Tax Fees (c)	$14,650
All Other Fees (d)	$0
Total:	$14,650

Aggregate fees for professional services rendered for AGF Investments Trust by Cohen & Company, Ltd. (“Cohen & Co”) for the fiscal years ended June 30, 2023 and June 30, 2024 were:

	2023	2024
Audit Fees (a)	$31,000	$17,000
Audit Related Fees (b)	$0	$0
Tax Fees (c)	$7,000	$3,500
All Other Fees (d)	$0	$0
Total:	$38,000	$20,500

(a)  Audit Fees: These fees relate to professional services rendered by PwC and Cohen & Co for the audit of the registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the registrant and issuance of consents.

(b)  Audit Related Fees: There were no fees billed for the fiscal years ended June 30, 2023 and June 30, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees: These fees relate to professional services rendered by PwC and Cohen & Co for tax compliance, tax advice and tax planning. The fees also include the review of all applicable Federal and State tax filing forms.

(d) All Other Fees: There were no other fees billed in each of the fiscal years ended June 30, 2023 and June 30, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Per Rule 2-01(c)(7)(A) under Regulation S-X and the charter of the registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 under Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2023 were $14,650. The aggregate fees billed by Cohen & Co for non-audit services rendered to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2023, and June 30, 2024, were $7,000 and $3,500, respectively.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrant.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)  Not applicable.

Item 6 – Investments.

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Annual Report

June 30, 2024

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.agf.com/us. Please read the prospectus carefully before you invest.

Risks: There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. For further risk information on each Fund, please read the prospectus.

AGF U.S. Market Neutral Anti-Beta Fund (BTAL)(AGF ETF) specific risks: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. There is a risk that during a ‘‘bull’’ market, when most equity securities and long only Exchange Traded Funds (‘‘ETFs’’) are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests, and can be subject to increased market risk.

Shares of the AGF ETF are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within the ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

Table of Contents

1	Schedule of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Miscellaneous Information
27	Form N-CSR – Items 8-11

AGF U.S. Market Neutral Anti-Beta Fund invests in certain securities long and certain securities short, and the performance of the Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then the Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, the Fund will generate a negative return.

The Dow Jones U.S. Thematic Market Neutral Low Beta Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by AGF Management Limited. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by AGF Management Limited. AGF U.S. Market Neutral Anti-Beta Fund (symbol BTAL) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the AGF U.S. Market Neutral Anti-Beta Fund or any member of the public regarding the advisability of investing in securities generally or in AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices’ only relationship to AGF Management Limited with respect to the Dow Jones U.S. Thematic Market Neutral Low Beta Index is the licensing of the Dow Jones U.S. Thematic Market Neutral Low Beta Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Dow Jones U.S. Thematic Market Neutral Low Beta Index is determined, composed and calculated by S&P Dow Jones Indices without regard to AGF Management Limited or the AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices has no obligation to take the needs of AGF Management Limited or the owners of AGF U.S. Market Neutral Anti-Beta Fund into consideration in determining, composing or calculating the Dow Jones U.S. Thematic Market Neutral Low Beta Index. S&P Dow Jones Indices is not responsible for and have not participated in the determination of the prices, and amount of AGF U.S. Market Neutral Anti-Beta Fund or the timing of the issuance or sale of AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of AGF U.S. Market Neutral Anti-Beta Fund.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES U.S. THEMATIC MARKET NEUTRAL LOW BETA INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY AGF MANAGEMENT LIMITED, OWNERS OF THE AGF U.S. MARKET NEUTRAL ANTI-BETA FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES U.S. THEMATIC MARKET NEUTRAL LOW BETA INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND AGF MANAGEMENT LIMITED, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

(This page intentionally left blank.)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

June 30, 2024

Investments	Shares	Value ($)
Long Positions – 83.1%

Common Stocks – 83.1%

Aerospace & Defense – 3.3%
BWX Technologies, Inc.(a)	11,730	1,114,350
Curtiss-Wright Corp.(a)	3,825	1,036,498
General Dynamics Corp.(a)	3,570	1,035,800
HEICO Corp.(a)	4,845	1,083,390
Lockheed Martin Corp.(a)	2,295	1,071,995
Northrop Grumman Corp.(a)	2,295	1,000,505
RTX Corp.(a)	9,690	972,779
Textron, Inc.(a)	11,730	1,007,138
		8,322,455
Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.(a)	11,985	1,056,118

Automobile Components – 0.4%
Fox Factory Holding Corp.*(a)	22,950	1,105,961

Biotechnology – 2.8%
AbbVie, Inc.(a)	6,630	1,137,177
Alkermes plc*(a)	43,350	1,044,735
Amgen, Inc.(a)	3,315	1,035,772
BioMarin Pharmaceutical, Inc.*	13,770	1,133,684
Gilead Sciences, Inc.(a)	16,065	1,102,220
GRAIL, Inc.	1,625	24,976
Sarepta Therapeutics, Inc.*(a)	9,180	1,450,440
		6,929,004
Broadline Retail – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	13,005	1,276,701

Capital Markets – 1.6%
Cboe Global Markets, Inc.(a)	5,865	997,402
CME Group, Inc.(a)	4,845	952,527
Interactive Brokers Group, Inc., Class A	7,905	969,153
LPL Financial Holdings, Inc.(a)	3,570	997,101
		3,916,183
Chemicals – 2.4%
CF Industries Holdings, Inc.(a)	13,005	963,931
Corteva, Inc.(a)	18,615	1,004,093
DuPont de Nemours, Inc.	12,495	1,005,722
FMC Corp.(a)	16,320	939,216
Mosaic Co. (The)	33,150	958,035
NewMarket Corp.(a)	2,040	1,051,763
		5,922,760
Commercial Services & Supplies – 2.2%
Clean Harbors, Inc.*(a)	4,845	1,095,697
MSA Safety, Inc.(a)	5,610	1,052,941
Republic Services, Inc., Class A(a)	5,610	1,090,247
Rollins, Inc.(a)	22,185	1,082,406
Waste Management, Inc.(a)	5,100	1,088,034
		5,409,325

Investments	Shares	Value ($)
Communications Equipment – 1.7%
Cisco Systems, Inc.(a)	22,185	1,054,009
F5, Inc.*(a)	6,120	1,054,048
Juniper Networks, Inc.(a)	29,835	1,087,784
Motorola Solutions, Inc.(a)	2,805	1,082,870
		4,278,711
Construction & Engineering – 0.4%
MDU Resources Group, Inc.(a)	40,800	1,024,080

Consumer Finance – 0.4%
FirstCash Holdings, Inc.(a)	8,670	909,310

Consumer Staples Distribution & Retail – 1.6%
BJ’s Wholesale Club Holdings, Inc.*(a)	11,730	1,030,363
Dollar General Corp.(a)	7,140	944,122
Kroger Co. (The)(a)	19,635	980,376
Sprouts Farmers Market, Inc.*(a)	13,005	1,087,998
		4,042,859
Containers & Packaging – 1.2%
Amcor plc(a)	104,805	1,024,993
Packaging Corp. of America(a)	5,610	1,024,162
Silgan Holdings, Inc.(a)	22,185	939,091
		2,988,246
Distributors – 0.4%
Genuine Parts Co.(a)	7,395	1,022,876

Diversified Consumer Services – 0.5%
H&R Block, Inc.(a)	21,165	1,147,778

Diversified REITs – 0.4%
WP Carey, Inc., REIT(a)	18,360	1,010,718

Diversified Telecommunication Services – 1.3%
AT&T, Inc.(a)	59,670	1,140,294
Liberty Global Ltd., Class C*	61,710	1,101,523
Verizon Communications, Inc.(a)	26,265	1,083,169
		3,324,986
Electric Utilities – 2.5%
Alliant Energy Corp.	20,655	1,051,340
Duke Energy Corp.(a)	10,200	1,022,346
Pinnacle West Capital Corp.(a)	13,515	1,032,276
PNM Resources, Inc.(a)	27,795	1,027,303
Southern Co. (The)(a)	13,260	1,028,578
Xcel Energy, Inc.(a)	19,125	1,021,466
		6,183,309
Electrical Equipment – 0.8%
AMETEK, Inc.	6,120	1,020,265
Sensata Technologies Holding plc	24,735	924,842
		1,945,107

Electronic Equipment, Instruments & Components – 2.4%
Avnet, Inc.(a)	18,870	971,616
CDW Corp.(a)	4,590	1,027,426
Corning, Inc.(a)	28,815	1,119,463
Crane NXT Co.(a)	16,575	1,018,036
TD SYNNEX Corp.(a)	7,905	912,237
Teledyne Technologies, Inc.*(a)	2,550	989,349
		6,038,127

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value ($)
Entertainment – 0.8%
Endeavor Group Holdings, Inc., Class A(a)	38,505	1,040,790
Liberty Media Corp-Liberty Formula One, Class C*	14,280	1,025,875
		2,066,665
Food Products – 2.0%
Bunge Global SA	9,690	1,034,601
Campbell Soup Co.(a)	23,205	1,048,634
Flowers Foods, Inc.(a)	45,135	1,001,997
General Mills, Inc.(a)	15,555	984,009
Kraft Heinz Co. (The)(a)	29,325	944,852
		5,014,093
Ground Transportation – 0.4%
CSX Corp.(a)	30,855	1,032,100

Health Care Providers & Services – 5.0%
agilon health, Inc.*(a)	168,555	1,102,350
Cencora, Inc.(a)	4,845	1,091,579
Centene Corp.*(a)	14,280	946,764
Chemed Corp.(a)	1,785	968,505
Cigna Group (The)(a)	3,060	1,011,544
Elevance Health, Inc.(a)	2,040	1,105,394
HealthEquity, Inc.*(a)	13,005	1,121,031
Humana, Inc.(a)	3,060	1,143,369
McKesson Corp.(a)	1,785	1,042,511
Molina Healthcare, Inc.*(a)	3,315	985,550
Quest Diagnostics, Inc.(a)	7,395	1,012,228
UnitedHealth Group, Inc.(a)	2,040	1,038,890
		12,569,715
Health Care REITs – 1.3%
Omega Healthcare Investors, Inc., REIT(a)	33,150	1,135,388
Sabra Health Care, Inc., REIT(a)	72,165	1,111,341
Welltower, Inc., REIT	10,200	1,063,350
		3,310,079
Hotels, Restaurants & Leisure – 3.7%
Chipotle Mexican Grill, Inc., Class A*(a)	12,750	798,788
Choice Hotels International, Inc.	9,180	1,092,420
Darden Restaurants, Inc.(a)	6,885	1,041,838
Hilton Worldwide Holdings, Inc.(a)	5,100	1,112,820
McDonald’s Corp.(a)	4,080	1,039,747
Texas Roadhouse, Inc., Class A(a)	5,865	1,007,079
Wendy’s Co. (The)(a)	59,670	1,012,003
Wyndham Hotels & Resorts, Inc.(a)	14,790	1,094,460
Yum! Brands, Inc.(a)	7,650	1,013,319
		9,212,474
Household Products – 0.4%
Church & Dwight Co., Inc.	9,945	1,031,098

Industrial Conglomerates – 0.4%
Honeywell International, Inc.(a)	5,100	1,089,054

Insurance – 11.2%
Allstate Corp. (The)(a)	6,375	1,017,832
Aon plc, Class A(a)	3,825	1,122,943
Arch Capital Group Ltd.*(a)	10,200	1,029,078
Assurant, Inc.(a)	6,120	1,017,450

Investments	Shares	Value ($)
Axis Capital Holdings Ltd.(a)	14,535	1,026,898
Brown & Brown, Inc.(a)	11,730	1,048,779
Chubb Ltd.(a)	3,825	975,681
Cincinnati Financial Corp.	8,925	1,054,043
Erie Indemnity Co., Class A(a)	2,805	1,016,532
Everest Group Ltd.(a)	2,550	971,601
Hanover Insurance Group, Inc. (The)(a)	7,905	991,603
Hartford Financial Services Group, Inc. (The)(a)	10,200	1,025,508
Loews Corp.(a)	14,025	1,048,229
Markel Group, Inc.*(a)	765	1,205,380
Marsh & McLennan Cos., Inc.(a)	5,100	1,074,672
Old Republic International Corp.(a)	32,895	1,016,455
Progressive Corp. (The)(a)	5,100	1,059,321
Reinsurance Group of America, Inc.(a)	4,845	994,533
RenaissanceRe Holdings Ltd.(a)	4,590	1,025,911
RLI Corp.(a)	7,140	1,004,527
Ryan Specialty Holdings, Inc., Class A(a)	18,870	1,092,762
Selective Insurance Group, Inc.(a)	10,965	1,028,846
Travelers Cos., Inc. (The)(a)	4,845	985,182
Unum Group(a)	19,635	1,003,545
W R Berkley Corp.(a)	13,005	1,021,933
White Mountains Insurance Group Ltd.(a)	510	926,900
Willis Towers Watson plc(a)	4,080	1,069,531
		27,855,675
IT Services – 2.1%
Amdocs Ltd.(a)	13,005	1,026,355
ASGN, Inc.*	10,965	966,784
Cognizant Technology Solutions Corp., Class A(a)	15,300	1,040,400
International Business Machines Corp.(a)	6,120	1,058,454
VeriSign, Inc.*(a)	6,120	1,088,136
		5,180,129
Machinery – 1.6%
Donaldson Co., Inc.(a)	14,025	1,003,629
Flowserve Corp.	20,910	1,005,771
PACCAR, Inc.(a)	9,435	971,239
Snap-on, Inc.(a)	3,825	999,817
		3,980,456
Media – 0.8%
Fox Corp., Class A(a)	30,600	1,051,722
TEGNA, Inc.(a)	71,400	995,316
		2,047,038
Metals & Mining – 0.8%
Newmont Corp.	24,225	1,014,301
United States Steel Corp.(a)	28,050	1,060,290
		2,074,591
Multi-Utilities – 1.6%
Ameren Corp.	14,535	1,033,584
CMS Energy Corp.	16,830	1,001,890
Consolidated Edison, Inc.(a)	10,965	980,490
WEC Energy Group, Inc.(a)	13,005	1,020,372
		4,036,336

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value ($)
Office REITs – 0.4%
COPT Defense Properties, REIT(a)	43,350	1,085,051

Oil, Gas & Consumable Fuels – 3.5%
Cheniere Energy, Inc.	6,630	1,159,123
Diamondback Energy, Inc.(a)	5,100	1,020,969
Exxon Mobil Corp.(a)	8,925	1,027,446
Kinder Morgan, Inc.(a)	54,060	1,074,172
Marathon Petroleum Corp.(a)	5,865	1,017,460
Murphy Oil Corp.	24,225	999,039
Occidental Petroleum Corp.(a)	16,575	1,044,722
Texas Pacific Land Corp.(a)	1,785	1,310,672
		8,653,603
Pharmaceuticals – 2.1%
Bristol-Myers Squibb Co.(a)	25,500	1,059,015
Eli Lilly and Co.(a)	1,275	1,154,360
Johnson & Johnson(a)	7,140	1,043,582
Merck & Co., Inc.(a)	8,160	1,010,208
Pfizer, Inc.(a)	36,465	1,020,291
		5,287,456
Professional Services – 3.6%
CACI International, Inc., Class A*(a)	2,550	1,096,832
FTI Consulting, Inc.*(a)	4,845	1,044,243
Jacobs Solutions, Inc.(a)	7,395	1,033,155
KBR, Inc.(a)	15,555	997,698
ManpowerGroup, Inc.	13,770	961,146
Paycom Software, Inc.(a)	6,120	875,405
Science Applications International Corp.(a)	7,650	899,257
TriNet Group, Inc.(a)	9,690	969,000
Verisk Analytics, Inc., Class A(a)	4,080	1,099,764
		8,976,500
Residential REITs – 1.3%
AvalonBay Communities, Inc., REIT(a)	5,355	1,107,896
Equity LifeStyle Properties, Inc., REIT(a)	16,830	1,096,138
Equity Residential, REIT(a)	15,810	1,096,265
		3,300,299
Retail REITs – 0.9%
Agree Realty Corp., REIT(a)	17,340	1,074,039
Realty Income Corp., REIT(a)	19,890	1,050,590
		2,124,629

Semiconductors & Semiconductor Equipment – 0.7%
Lattice Semiconductor Corp.*(a)	13,260	768,947
ON Semiconductor Corp.*(a)	14,025	961,414
		1,730,361
Software – 3.8%
Aspen Technology, Inc.*(a)	4,845	962,362
CCC Intelligent Solutions Holdings, Inc.*(a)	86,700	963,237
Confluent, Inc., Class A*(a)	34,425	1,016,570
Dolby Laboratories, Inc., Class A(a)	13,005	1,030,386
Dropbox, Inc., Class A*(a)	45,135	1,014,184
Fortinet, Inc.*(a)	17,340	1,045,082
Guidewire Software, Inc.*(a)	8,670	1,195,506

Investments	Shares	Value ($)
Microsoft Corp.(a)	2,295	1,025,750
Roper Technologies, Inc.(a)	2,040	1,149,867
		9,402,944
Specialized REITs – 1.3%
Gaming and Leisure Properties, Inc., REIT(a)	23,460	1,060,627
SBA Communications Corp., Class A, REIT	5,610	1,101,243
VICI Properties, Inc., Class A, REIT(a)	36,465	1,044,357
		3,206,227
Specialty Retail – 3.2%
AutoZone, Inc.*(a)	255	755,846
Five Below, Inc.*(a)	7,650	833,620
Murphy USA, Inc.(a)	2,295	1,077,411
O’Reilly Automotive, Inc.*(a)	1,020	1,077,181
Penske Automotive Group, Inc.(a)	6,885	1,026,003
TJX Cos., Inc. (The)(a)	10,200	1,123,020
Tractor Supply Co.(a)	3,570	963,900
Ulta Beauty, Inc.*(a)	2,805	1,082,365
		7,939,346

Technology Hardware, Storage & Peripherals – 0.9%
HP, Inc.(a)	31,110	1,089,472
NetApp, Inc.(a)	8,670	1,116,696
		2,206,168
Textiles, Apparel & Luxury Goods – 1.3%
Deckers Outdoor Corp.*(a)	1,020	987,309
Lululemon Athletica, Inc.*	3,570	1,066,359
VF Corp.	83,385	1,125,697
		3,179,365
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Inc., Class A(a)	11,985	950,530

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	6,120	1,078,222

Total Common Stocks (Cost $202,843,687)		207,474,818

Total Long Positions (Cost $202,843,687)		207,474,818

Short Positions – (82.4)%

Common Stocks – (82.4)%

Aerospace & Defense – (0.4)%
Axon Enterprise, Inc.	(3,570)	(1,050,437)

Air Freight & Logistics – (0.4)%
GXO Logistics, Inc.	(21,420)	(1,081,710)

Automobiles – (1.4)%
Rivian Automotive, Inc., Class A	(100,725)	(1,351,730)
Tesla, Inc.	(5,865)	(1,160,566)
Thor Industries, Inc.	(11,220)	(1,048,509)
		(3,560,805)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value ($)
Banks – (5.0)%
Bank OZK	(22,695)	(930,495)
Citizens Financial Group, Inc.	(30,345)	(1,093,330)
Comerica, Inc.	(20,910)	(1,067,246)
First Financial Bankshares, Inc.	(34,935)	(1,031,631)
KeyCorp	(73,950)	(1,050,830)
Pinnacle Financial Partners, Inc.	(13,260)	(1,061,330)
Synovus Financial Corp.	(26,775)	(1,076,087)
US Bancorp	(26,265)	(1,042,721)
Valley National Bancorp	(145,605)	(1,016,323)
Webster Financial Corp.	(23,970)	(1,044,852)
Western Alliance Bancorp	(16,575)	(1,041,242)
Zions Bancorp NA	(24,735)	(1,072,757)
		(12,528,844)
Beverages – (1.2)%
Boston Beer Co., Inc. (The), Class A	(4,080)	(1,244,604)
Brown-Forman Corp., Class B	(23,460)	(1,013,237)
Celsius Holdings, Inc.	(12,750)	(727,898)
		(2,985,739)
Biotechnology – (2.9)%
Arrowhead Pharmaceuticals, Inc.	(43,860)	(1,139,921)
CRISPR Therapeutics AG	(19,125)	(1,032,941)
Denali Therapeutics, Inc.	(55,590)	(1,290,800)
Exact Sciences Corp.	(22,440)	(948,090)
Intellia Therapeutics, Inc.	(46,155)	(1,032,949)
Moderna, Inc.	(6,885)	(817,594)
Natera, Inc.	(9,690)	(1,049,330)
		(7,311,625)
Building Products – (2.3)%
Advanced Drainage Systems, Inc.	(6,120)	(981,587)
Builders FirstSource, Inc.	(6,375)	(882,364)
Carrier Global Corp.	(16,575)	(1,045,551)
Fortune Brands Innovations, Inc.	(15,300)	(993,582)
Simpson Manufacturing Co., Inc.	(6,120)	(1,031,403)
Trex Co., Inc.	(12,240)	(907,229)
		(5,841,716)
Capital Markets – (4.6)%
BlackRock, Inc.	(1,275)	(1,003,833)
Blackstone, Inc.	(8,670)	(1,073,346)
Blue Owl Capital, Inc., Class A	(53,550)	(950,513)
Carlyle Group, Inc. (The)	(24,480)	(982,872)
Coinbase Global, Inc., Class A	(4,335)	(963,367)
Janus Henderson Group plc	(31,110)	(1,048,718)
Jefferies Financial Group, Inc.	(22,950)	(1,141,992)
KKR & Co., Inc.	(9,945)	(1,046,612)
Robinhood Markets, Inc., Class A	(51,255)	(1,164,001)
T. Rowe Price Group, Inc.	(8,925)	(1,029,142)
TPG, Inc., Class A	(24,225)	(1,004,126)
		(11,408,522)
Chemicals – (2.3)%
Albemarle Corp.	(8,160)	(779,443)
Axalta Coating Systems Ltd.	(30,090)	(1,028,175)
Celanese Corp., Class A	(6,885)	(928,718)
Chemours Co. (The)	(39,270)	(886,324)
Scotts Miracle-Gro Co. (The)	(16,320)	(1,061,779)
Sherwin-Williams Co. (The)	(3,570)	(1,065,395)
		(5,749,834)
Communications Equipment – (0.5)%
Lumentum Holdings, Inc.	(23,460)	(1,194,583)

Investments	Shares	Value ($)
Construction & Engineering – (0.4)%
API Group Corp.	(29,325)	(1,103,500)

Construction Materials – (0.4)%
Eagle Materials, Inc.	(4,590)	(998,141)

Consumer Finance – (0.4)%
Ally Financial, Inc.	(27,540)	(1,092,512)

Consumer Staples Distribution & Retail – (1.2)%
Target Corp.	(7,140)	(1,057,006)
US Foods Holding Corp.	(19,635)	(1,040,262)
Walgreens Boots Alliance, Inc.	(68,340)	(826,572)
		(2,923,840)
Containers & Packaging – (0.4)%
Sealed Air Corp.	(28,305)	(984,731)

Diversified Consumer Services – (0.5)%
Duolingo, Inc., Class A	(5,355)	(1,117,428)

Diversified Telecommunication Services – (0.4)%
Frontier Communications Parent, Inc.	(33,915)	(887,895)

Electric Utilities – (0.4)%
Constellation Energy Corp.	(4,590)	(919,239)

Electrical Equipment – (1.8)%
Generac Holdings, Inc.	(6,885)	(910,335)
NEXTracker, Inc., Class A	(18,870)	(884,626)
nVent Electric plc	(13,515)	(1,035,384)
Shoals Technologies Group, Inc., Class A	(132,090)	(824,242)
Sunrun, Inc.	(77,775)	(922,411)
		(4,576,998)
Electronic Equipment, Instruments & Components – (0.5)%
Coherent Corp.	(17,850)	(1,293,411)

Energy Equipment & Services – (1.6)%
ChampionX Corp.	(31,875)	(1,058,569)
Noble Corp. plc	(22,185)	(990,560)
Schlumberger NV	(22,440)	(1,058,719)
Transocean Ltd.	(171,615)	(918,140)
		(4,025,988)
Entertainment – (0.9)%
ROBLOX Corp., Class A	(31,875)	(1,186,069)
Roku, Inc., Class A	(18,615)	(1,115,597)
		(2,301,666)
Financial Services – (2.1)%
Affirm Holdings, Inc., Class A	(35,445)	(1,070,793)
Block, Inc., Class A	(15,810)	(1,019,587)
PayPal Holdings, Inc.	(16,830)	(976,645)
Shift4 Payments, Inc., Class A	(15,555)	(1,140,959)
Toast, Inc., Class A	(41,310)	(1,064,559)
		(5,272,543)
Food Products – (0.4)%
Darling Ingredients, Inc.	(24,990)	(918,383)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value ($)
Gas Utilities – (0.4)%
UGI Corp.	(43,350)	(992,715)

Ground Transportation – (2.2)%
Avis Budget Group, Inc.	(9,435)	(986,146)
Lyft, Inc., Class A	(66,810)	(942,021)
Saia, Inc.	(2,550)	(1,209,440)
Uber Technologies, Inc.	(16,575)	(1,204,671)
XPO, Inc.	(9,690)	(1,028,593)
		(5,370,871)
Health Care Equipment & Supplies – (2.4)%
Align Technology, Inc.	(4,080)	(985,034)
ICU Medical, Inc.	(9,945)	(1,180,969)
IDEXX Laboratories, Inc.	(2,040)	(993,888)
Novocure Ltd.	(46,920)	(803,740)
ResMed, Inc.	(5,100)	(976,242)
Teleflex, Inc.	(5,100)	(1,072,683)
		(6,012,556)
Health Care Providers & Services – (0.5)%
Guardant Health, Inc.	(40,035)	(1,156,211)

Health Care Technology – (1.1)%
Doximity, Inc., Class A	(36,465)	(1,019,926)
Teladoc Health, Inc.	(92,310)	(902,792)
Veeva Systems, Inc., Class A	(5,100)	(933,351)
		(2,856,069)
Hotels, Restaurants & Leisure – (4.3)%
Airbnb, Inc., Class A	(7,140)	(1,082,638)
Caesars Entertainment, Inc.	(31,620)	(1,256,579)
Carnival Corp.	(67,065)	(1,255,457)
DoorDash, Inc., Class A	(9,435)	(1,026,339)
DraftKings, Inc., Class A	(28,560)	(1,090,135)
Expedia Group, Inc.	(9,435)	(1,188,716)
MGM Resorts International	(27,285)	(1,212,545)
Norwegian Cruise Line Holdings Ltd.	(63,240)	(1,188,280)
Penn Entertainment, Inc.	(69,360)	(1,342,463)
		(10,643,152)
Household Durables – (1.6)%
Lennar Corp., Class A	(6,375)	(955,421)
Mohawk Industries, Inc.	(9,180)	(1,042,756)
Toll Brothers, Inc.	(8,670)	(998,611)
TopBuild Corp.	(2,550)	(982,439)
		(3,979,227)
Independent Power and Renewable Electricity Producers – (1.1)%
AES Corp. (The)	(49,725)	(873,668)
Clearway Energy, Inc., Class C	(38,760)	(956,985)
Vistra Corp.	(9,945)	(855,071)
		(2,685,724)
Industrial REITs – (0.9)%
Prologis, Inc., REIT	(9,945)	(1,116,923)
Rexford Industrial Realty, Inc., REIT	(23,970)	(1,068,822)
		(2,185,745)
Insurance – (0.4)%
Lincoln National Corp.	(32,640)	(1,015,104)

Investments	Shares	Value ($)
Interactive Media & Services – (1.7)%
IAC, Inc.	(21,675)	(1,015,474)
Pinterest, Inc., Class A	(25,245)	(1,112,547)
Snap, Inc., Class A	(68,595)	(1,139,363)
ZoomInfo Technologies, Inc., Class A	(81,600)	(1,042,032)
		(4,309,416)
IT Services – (1.2)%
Cloudflare, Inc., Class A	(14,280)	(1,182,812)
MongoDB, Inc., Class A	(3,060)	(764,878)
Twilio, Inc., Class A	(17,850)	(1,014,058)
		(2,961,748)
Leisure Products – (0.5)%
Peloton Interactive, Inc., Class A	(350,880)	(1,185,974)

Life Sciences Tools & Services – (1.9)%
10X Genomics, Inc., Class A	(46,155)	(897,715)
Charles River Laboratories International, Inc.	(4,845)	(1,000,880)
Illumina, Inc.	(9,945)	(1,038,059)
IQVIA Holdings, Inc.	(4,590)	(970,509)
Repligen Corp.	(6,630)	(835,778)
		(4,742,941)
Machinery – (1.6)%
Chart Industries, Inc.	(6,885)	(993,781)
ITT, Inc.	(7,905)	(1,021,168)
Pentair plc	(13,260)	(1,016,644)
Stanley Black & Decker, Inc.	(12,495)	(998,226)
		(4,029,819)
Media – (0.4)%
Trade Desk, Inc. (The), Class A	(10,965)	(1,070,952)

Metals & Mining – (0.8)%
Alcoa Corp.	(24,225)	(963,671)
Freeport-McMoRan, Inc.	(19,635)	(954,261)
		(1,917,932)
Mortgage Real Estate Investment Trusts (REITs) – (0.8)%
AGNC Investment Corp.	(109,395)	(1,043,628)
Annaly Capital Management, Inc.	(54,315)	(1,035,244)
		(2,078,872)
Multi-Utilities – (1.6)%
Avista Corp.	(28,815)	(997,287)
Black Hills Corp.	(19,125)	(1,040,018)
Dominion Energy, Inc.	(19,890)	(974,610)
Northwestern Energy Group, Inc.	(20,655)	(1,034,402)
		(4,046,317)
Office REITs – (1.8)%
Boston Properties, Inc., REIT	(18,105)	(1,114,544)
Cousins Properties, Inc., REIT	(46,410)	(1,074,392)
Kilroy Realty Corp., REIT	(32,385)	(1,009,440)
Vornado Realty Trust, REIT	(45,390)	(1,193,303)
		(4,391,679)
Oil, Gas & Consumable Fuels – (1.5)%
Antero Resources Corp.	(30,345)	(990,157)
Chesapeake Energy Corp.	(11,730)	(964,089)
EQT Corp.	(25,500)	(942,990)
Equitrans Midstream Corp.	(73,185)	(949,941)
		(3,847,177)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value ($)
Paper & Forest Products – (0.4)%
Louisiana-Pacific Corp.	(11,730)	(965,731)

Passenger Airlines – (0.4)%
Delta Air Lines, Inc.	(20,910)	(991,970)

Personal Care Products – (1.2)%
Coty, Inc., Class A	(97,920)	(981,158)
elf Beauty, Inc.	(5,355)	(1,128,406)
Estee Lauder Cos., Inc. (The), Class A	(8,415)	(895,356)
		(3,004,920)
Pharmaceuticals – (0.4)%
Elanco Animal Health, Inc.	(61,200)	(883,116)

Professional Services – (2.5)%
Alight, Inc., Class A	(132,855)	(980,470)
Clarivate plc	(177,480)	(1,009,861)
Concentrix Corp.	(17,085)	(1,081,139)
Dayforce, Inc.	(19,380)	(961,248)
Equifax, Inc.	(4,335)	(1,051,064)
TransUnion	(14,025)	(1,040,094)
		(6,123,876)
Real Estate Management & Development – (2.1)%
CBRE Group, Inc., Class A	(11,985)	(1,067,983)
CoStar Group, Inc.	(12,495)	(926,379)
Jones Lang LaSalle, Inc.	(5,355)	(1,099,275)
Opendoor Technologies, Inc.	(476,850)	(877,404)
Zillow Group, Inc., Class C	(26,520)	(1,230,263)
		(5,201,304)
Semiconductors & Semiconductor Equipment – (5.7)%
Amkor Technology, Inc.	(31,365)	(1,255,227)
Broadcom, Inc.	(765)	(1,228,230)
Enphase Energy, Inc.	(8,160)	(813,634)
Intel Corp.	(33,660)	(1,042,450)
Marvell Technology, Inc.	(13,515)	(944,698)
Micron Technology, Inc.	(7,905)	(1,039,745)
MKS Instruments, Inc.	(8,160)	(1,065,533)
Monolithic Power Systems, Inc.	(1,275)	(1,047,642)
NVIDIA Corp.	(10,200)	(1,260,108)
Power Integrations, Inc.	(13,515)	(948,618)
Rambus, Inc.	(18,615)	(1,093,817)
SolarEdge Technologies, Inc.	(20,910)	(528,187)
Teradyne, Inc.	(7,140)	(1,058,791)
Wolfspeed, Inc.	(39,015)	(887,981)
		(14,214,661)
Software – (3.2)%
Braze, Inc., Class A	(25,245)	(980,516)
HashiCorp, Inc., Class A	(31,365)	(1,056,687)
Palantir Technologies, Inc., Class A	(49,725)	(1,259,534)
RingCentral, Inc., Class A	(30,090)	(848,538)
Samsara, Inc., Class A	(27,795)	(936,691)
UiPath, Inc., Class A	(55,845)	(708,115)
Unity Software, Inc.	(55,080)	(895,601)
Zscaler, Inc.	(6,375)	(1,225,211)
		(7,910,893)

Investments	Shares	Value ($)
Specialized REITs – (0.8)%
Lamar Advertising Co., Class A, REIT	(8,925)	(1,066,805)
Rayonier, Inc., REIT	(35,955)	(1,045,931)
		(2,112,736)
Specialty Retail – (2.3)%
Carvana Co., Class A	(9,945)	(1,280,120)
Chewy, Inc., Class A	(61,965)	(1,687,927)
Floor & Decor Holdings, Inc., Class A	(9,180)	(912,584)
GNC Holdings, Inc.‡	(6,956)	—
RH	(4,080)	(997,315)
Wayfair, Inc., Class A	(17,595)	(927,784)
		(5,805,730)
Technology Hardware, Storage & Peripherals – (0.4)%
Super Micro Computer, Inc.	(1,275)	(1,044,671)

Textiles, Apparel & Luxury Goods – (0.4)%
Under Armour, Inc., Class A	(147,390)	(983,091)

Trading Companies & Distributors – (1.1)%
SiteOne Landscape Supply, Inc.	(6,885)	(835,908)
United Rentals, Inc.	(1,530)	(989,497)
WESCO International, Inc.	(5,610)	(889,297)
		(2,714,702)
Water Utilities – (0.4)%
American Water Works Co., Inc.	(8,415)	(1,086,881)

Total Common Stocks (Proceeds $(230,663,389))		(205,654,573)

Total Short Positions (Proceeds $(230,663,389))		(205,654,573)

Total Investments – 0.7% (Net Cost and Proceeds $(27,819,702))		1,820,245
Other assets less liabilities – 99.3%		247,754,975
Net Assets – 100.0%		249,575,220

*Non-income producing security.

(a)All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $130,202,304.

‡Security fair valued as of June 30, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2024 amounted to $0, which represents 0.00% of net assets of the Fund.

As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,883,126
Aggregate gross unrealized depreciation	(10,485,453)
Net unrealized appreciation	$7,397,673
Federal income tax cost of investments (including derivative contracts, and excluding short positions, if any)	$202,912,475

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

June 30, 2024

OTC Total return swap contracts outstanding as of June 30, 2024

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Cash Collateral (Received) Pledged ($)	Net Amount(5) ($)
USD 36,340,968	10/1/2025	Morgan Stanley	5.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(6)	3,547,968	—	3,547,968
USD (38,297,894)	10/1/2025	Morgan Stanley	4.93%	Monthly	Dow Jones U.S. High Beta Total Return Index(7)	(712,638)	712,638(8)	—
						2,835,330		3,547,968

(1)Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of June 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources.

(4)The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or ‘‘net’’ these amounts on its Statement of Assets and Liabilities.

(5)Represents the ‘‘uncollateralized’’ amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum ‘‘thresholds’’ that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(7)The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(8)Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations

USD US Dollar

See accompanying notes to the financial statements.

AGF Investments Trust

Statement of Assets and Liabilities

June 30, 2024

AGF U.S. Market Neutral Anti-Beta Fund
ASSETS:
Investments in securities, at value(1)	$207,474,818
Cash	72,534,947
Segregated cash balance with custodian for swap agreements (Note 2)	9,282,998
Segregated cash balance with broker for securities sold short (Note 2)	162,785,809
Unrealized appreciation on swap agreements	3,547,968
Receivables:	—
Securities sold	6,921
Dividends and interest	758,245
Prepaid expenses	5,412
Total Assets	456,397,118

LIABILITIES:
Securities sold short, at value(2)	$205,654,573
Unrealized depreciation on swap agreements	712,638
Payables:
Investment management fees, net (Note 4)	36,622
Trustee fees	26,880
Dividends on securities sold short	239,679
Accrued expenses and other liabilities	151,506
Total Liabilities	206,821,898
Net Assets	$249,575,220

NET ASSETS CONSIST OF:
Paid-in capital	387,490,654
Distributable earnings (loss)	(137,915,434)
Net Assets	$249,575,220
The Fund has an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	12,750,000
Net Asset Value	$19.57

(1) Investments in securities, at cost	$202,843,687

(2) Securities sold short, proceeds	$230,663,389

See accompanying notes to the financial statements.

AGF Investments Trust

Statement of Operations

For the Year Ended June 30, 2024

AGF U.S. Market Neutral Anti-Beta Fund
INVESTMENT INCOME:
Dividend income	$4,305,207
Interest income	917,836
Interest Income on securities sold short	9,407,599
Total Investment Income	14,630,642

EXPENSES:
Dividends on securities sold short	2,926,317
Investment management fees (Note 4)	1,160,058
Audit and Tax fees	20,500
Legal fees	282,865
Custody fees	25,399
Index fees	13,592
Chief Compliance Officer fees	67,078
Treasurer fees	40,548
Printing and shareholder report fees	48,420
Listing fees	10,014
Accounting fees	46,857
Trustee fees	104,671
Administration fees (Note 5)	77,642
Other fees	20,012
Total Expenses before Adjustments	4,843,973
Less: waivers and/or reimbursements by Adviser (Note 4)	(757,399)
Total Expenses after Adjustments	4,086,574
Net Investment Income (Loss)	10,544,068

NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	3,468,149
In-kind redemptions of investments	16,919,083
Securities sold short	(38,205,653)
Expiration or closing of swap agreements	(755,656)
Net Realized Gain (Loss)	(18,574,077)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	11,061,564
Securities sold short	16,395,908
Swap agreements	979,110
Net Change in Unrealized Appreciation (Depreciation)	28,436,582
Net Realized and Unrealized Gain (Loss)	9,862,505
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,406,573

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Changes in Net Assets

	AGF U.S. Market Neutral Anti-Beta Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
OPERATIONS:
Net investment income (loss)	$10,544,068	$13,700,620
Net realized gain (loss)	(18,574,077)	(21,364,804)
Net change in unrealized appreciation (depreciation)	28,436,582	(32,846,721)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,406,573	(40,510,905)

DISTRIBUTIONS (Note 2):
Distributable earnings	(14,312,526)	(3,922,126)
Total Distributions	(14,312,526)	(3,922,126)

CAPITAL TRANSACTIONS:(1)
Proceeds from shares issued	205,489,211	484,171,220
Cost of shares redeemed	(200,519,706)	(382,690,904)
Net Increase (Decrease) from Capital Transactions	4,969,505	101,480,316
Total Increase (Decrease) in Net Assets	11,063,552	57,047,285

NET ASSETS:
Beginning of year	$238,511,668	$181,464,383
End of Year	$249,575,220	$238,511,668

SHARE TRANSACTIONS:
Beginning of year	12,700,000	8,350,000
Shares issued	—	1,450,000
Shares issued in-kind	10,700,000	22,250,000
Shares redeemed	—	(900,000)
Shares redeemed in-kind	(10,650,000)	(18,450,000)
Shares Outstanding, End of Year	12,750,000	12,700,000

(1)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

(This page intentionally left blank.)

See accompanying notes to the financial statements.

See accompanying notes to the financial statements.

AGF Investments Trust

Financial Highlights for a share outstanding throughout the periods indicated

	PER SHARE OPERATING PERFORMANCE										RATIOS/SUPPLEMENTAL DATA
	Investment Operations				Distributions						Ratios to Average Net Assets of							Total Return(2)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Transaction fees(7)	Net asset value, end of period	Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursements excluding special dividends(8)	Net investment income (loss) per share excluding special dividends(9)	Net asset value(3)	Market value (unaudited)(4)	Portfolio turnover rate (excluding short sales)(5)	Portfolio turnover rate (including short sales)(5)	Ending net assets (thousands)
AGF U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2024	$18.78	$0.78	$1.03	$1.81	$(1.04)	$—	$—	$(1.04)	$0.02	$19.57	0.45%	1.58%	1.88%	4.09%	3.80%	4.09%	$0.78	10.77%	11.12%	76%	267%	$249,575
Year ended June 30, 2023	21.73	0.82	(3.59)	(2.77)	(0.21)	—	—	(0.21)	0.03	18.78	0.45	1.43	1.69	4.03	3.77	4.03	0.82	-12.71	-13.05	118	367	238,512
Year ended June 30, 2022	16.89	—(6)	4.82	4.82	—	—	—	—	0.02	21.73	0.45	1.54	2.06	0.02	(0.50)	0.02	—(6)	28.66	28.93	145	321	181,464
Year ended June 30, 2021	24.25	(0.22)	(7.16)	(7.38)	—	—	—	—	0.02	16.89	0.45	2.53	3.01	(1.09)	(1.57)	(1.09)	(0.22)	-30.35	-30.45	35	225	98,821
Year ended June 30, 2020	21.83	0.06	2.52	2.58	(0.20)	—	—	(0.20)	0.04	24.25	0.45	2.19	2.57	0.25	(0.13)	0.25	0.06	12.07	11.99	144	483	192,755

(1)Net investment income (loss) per share is based on average shares outstanding.

(2)Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

(3)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(5)In-kind transactions are not included in portfolio turnover calculations.

(6)Per share amount is less than $0.01.

(7)Includes transaction fees associated with the issuance and redemption of Creation Units.

(8)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Fund during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(9)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) to average net assets ratio presented for the same period herein.

AGF Investments Trust

Notes to Financial Statements

June 30, 2024

1. Organization

AGF Investments Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust consists of the AGF U.S. Market Neutral Anti-Beta Fund, (the “Fund”). AGF Investments LLC (the “Adviser”) is the investment adviser to the Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to provide a consistent negative beta exposure to the U.S. equity market. The Fund will invest primarily in long positions in low beta U.S. equities and short positions in high beta U.S. equities on a dollar neutral basis, within sectors. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a “diversified” Fund within the meaning of the 1940 Act.

2. Significant Accounting Policies

The Fund, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.

The value of the Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s and Adviser’s valuation procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as “Valuation Designee” to perform fair value determinations with respect to all the investments of the Fund as well as to perform all the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Adviser has established a Valuation Committee (“Committee”) and may carry out its responsibilities as Valuation Designee with respect to the Fund through the Committee, pursuant to policies and procedures approved by the Board. The Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets and providing such information to the Adviser as Valuation Designee.

The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2024 for the Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks**	$207,474,818	$—	$—*	$207,474,818
Liabilities
Common Stocks**	$(205,654,573)	$—	$—	$(205,654,573)
Total Investments	$1,820,245	$—	$—	$1,820,245
Other Financial Instruments
Assets
Swap Agreement***	$—	$3,547,968	$ —	$3,547,968
Liabilities
Swap Agreement***	$—	$(712,638)	$—	$(712,638)
Total Other Financial Instruments	$—	$2,835,330	$—	$2,835,330

* Security has zero value.

** See Schedule of Investments for segregation by industry.

*** The table above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Derivatives Regulatory Matters

Pursuant to Commodity Futures Trading Commission-imposed limitations on commodities trading by certain regulated entities, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), the Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Because the Fund is expected to engage only in a de minimis amount of such transactions, the Adviser has claimed such an exclusion. Therefore, it is not subject to the registration requirements of the CEA.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance. For instance, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Subject to certain exceptions, the derivatives rule requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives users” exception that is included in the derivatives rule. Under the derivatives rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the derivatives rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the Investment Company Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a derivatives transaction for purposes of compliance with the derivatives rule. Furthermore, under the derivatives rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the Investment Company Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and unfunded commitments as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors. The Adviser cannot predict the effects of these requirements on the Fund. The Adviser intends to monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective.

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

Short Sales

The Fund enters into short sales. A short sale is a transaction in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

The Fund is required to comply with the derivatives rule when it engages in short sales.

Swap Agreements

The Fund may enter into swap agreements. The Fund currently enters into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Fund will be two-party contracts. In connection with the Fund’s positions in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard ‘‘swap’’ transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In as much as these transactions are entered into for hedging purposes or are offset by

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

cash or liquid assets identified on the Fund’s books to cover its exposure, the Fund and the Adviser believe that these transactions will not constitute senior securities within the meaning of the 1940 Act, and will not be subject to the Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Fund’s transactions in swap agreements.

In the normal course of business, the Fund enters into International Swaps and Derivatives Association (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund triggers such provisions and has open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The following represents the average monthly outstanding swap contracts for the year ended June 30, 2024:

Fund	Average Notional Amount Long	Average Notional Amount Short
AGF U.S. Market Neutral Anti-Beta Fund	$32,648,520	$(32,099,520)

The following table indicates the location of derivative-related items on the Statement of Assets and Liabilities as well as the effect of derivative instruments on the Statement of Operations for the year ended June 30, 2024:

Fair Value of Derivative Instruments as of June 30, 2024
Fund	Risk Type	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Interest Rate	Swap agreements	Unrealized appreciation/ depreciation on swap agreements
AGF U.S. Market Neutral Anti-Beta Fund				$3,547,968	$712,638

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2024
Fund	Risk Type	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Interest Rate	Swap agreements
AGF U.S. Market Neutral Anti-Beta Fund			$(755,656)	$979,110

Taxes and Distributions

The Fund intends to qualify (or continue to qualify) as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent that the Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2024.

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the year ended June 30, 2024.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Financial Highlights due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax years ended June 30, 2024 and 2023 were as follows:

	Year Ended June 30, 2024			Year Ended June 30, 2023
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Total Distributions
AGF U.S. Market Neutral Anti-Beta Fund	$14,312,526	$—	$14,312,526	$3,922,126	$—	$3,922,126

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
AGF U.S. Market Neutral Anti-Beta Fund	$5,151,293	$—	$(155,174,611)	$12,107,884

* The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales and REIT basis adjustments.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, as of June 30, 2024, among the Fund’s components of net assets are as follows:

Fund	Distributable earnings (loss)	Paid in Capital
AGF U.S. Market Neutral Anti-Beta Fund	$(16,871,301)	$16,871,301

As of June 30, 2024, the Fund had capital loss carryforwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration. For the tax year ended June 30, 2024, the Fund had available capital loss carryforwards to offset future net capital gains and utilized capital loss carryforwards to offset net capital gains:

Fund	Capital Loss Carryforwards	Utilized Capital Loss Carryforwards
AGF U.S. Market Neutral Anti-Beta Fund	$(130,319,185)	$—

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2024, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2024:

Fund	Ordinary Late Year Loss Deferrals	Post-October Capital Losses	Total
AGF U.S. Market Neutral Anti-Beta Fund	$—	$(24,855,426)	$(24,855,426)

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Large, non-recurring dividends recognized by the Fund, if any, are presented separately on the Statement of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Fund’s assets and administers the affairs of the Fund under the oversight of the Board of Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2026, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses (“AFFE”), and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% of average daily net assets for the Fund (the “Expense Cap”). In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AFFE are expenses incurred indirectly by the Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected separately on the Fund’s financial statements. This undertaking can only be changed with the approval of the Board of Trustees of the Fund.

For the year ended June 30, 2024, management fee waivers were $757,399.

The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statement of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.45% of average daily net assets for the Fund, or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the year ended June 30, 2024, the Fund did not repay expenses to the Adviser.

As of June 30, 2024, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2025	2026	2027
AGF U.S. Market Neutral Anti-Beta Fund	$612,540	$885,030	$757,399	$2,254,969

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent, transfer agent and custodian to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. The Administrator pays all fees and expenses that are

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

directly related to the services provided by the Administrator to the Fund; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Fund as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

6. Distribution and Fund Officers

Foreside Fund Services, LLC serves as the Fund’s distributor (the ‘‘Distributor’’). The Trust has adopted a distribution and service plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (‘‘Service Providers’’). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Fund. Foreside Management Services, LLC (‘‘FMS’’), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Fund. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or the Fund, or which securities are to be purchased or sold by the Trust or the Fund.

7. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with its purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.agf.com/us. This information represents past performance and cannot be used to predict future results.

The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (‘‘Creation Units’’) to Authorized Participants who have entered into agreements with the Fund’s Distributor. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund’s Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund’s custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statement of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statement of Changes in Net Assets for the year ended June 30, 2024 was $223,182.

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

8. Investment Transactions

For the year ended June 30, 2024, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGF U.S. Market Neutral Anti-Beta Fund	$175,332,144	$448,701,724	$227,958,711	$385,105,093

9. In-Kind Transactions

During the period presented in this report, the Fund delivered securities of the Fund in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2024, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions was $180,224,161 and $16,919,083, respectively.

During the period, the Fund received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2024, the value of the securities received for subscriptions was $174,912,188.

10. Principal Investment Risks

This section discusses certain principal risks encountered by the Fund. The Fund may be subject to additional principal risks. A more complete description of the principal risks is included in the Fund’s prospectus.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s shares.

Single Factor Risk: The Fund invests in securities based on a single factor and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.

Anti-Beta Risk: Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. The Fund has a limited number of Authorized Participants. To the extent the Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for the fund that invests in securities or instruments that have lower trading volumes.

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Derivatives Risk: The Fund’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and the Fund could lose more than the amount it invests and can be subject to increased market risk as a result of investing in derivatives. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial.

Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. The Fund may also not be able to exercise remedies, such as the termination of transactions and netting of obligations, and realization on collateral could be stayed or eliminated under special resolutions adopted in various jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities of a counterparty to the Fund who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”). In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Equity Investing Risk: Equity investments are subject to risks such as market fluctuations, changes in interest  rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.

Flash Crash Risk: An exchange or market may close or issue trading halts on specific securities. In such circumstances, the Fund may be unable to accurately price its investments and/or may incur substantial trading losses. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.

Leverage Risk: The use of short selling and swap agreements allows the Fund to obtain investment exposures greater than its NAV by a significant amount, i.e., use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

AGF Investments Trust

Notes to Financial Statements (continued)

June 30, 2024

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below its NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of the Fund.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: Short sales are transactions in which the Fund sells securities that it owns or has the right to acquire at no added cost (i.e., “against the box”) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

11. Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

12. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements.

AGF Investments Trust

Report of Independent Registered Public Accounting Firm

June 30, 2024

To the Shareholders of AGF U.S. Market Neutral Anti-Beta Fund and
Board of Trustees of AGF Investments Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AGF U.S. Market Neutral Anti-Beta Fund (the “Fund”), a series of AGF Investments Trust, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 26, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
August 21, 2024

AGF Investments Trust

Miscellaneous Information (Unaudited)

Proxy Voting Information

A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.agf.com/us.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) their daily net asset value (NAV) is available, without charge, on the Fund’s website at https://www.agf.com/us/products/btal/index.jsp.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the ‘‘Act’’), the percentages of ordinary dividends paid during the tax year ended June 30, 2024 are designated as ‘‘qualified dividend income’’ (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.

As of June 30, 2024, the Fund federal tax information was as follows:

Fund	QDI	DRD
AGF U.S. Market Neutral Anti-Beta Fund	25.39%	23.91%

AGF Investments Trust

Form N-CSR – Items 8-11 (Unaudited)

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Response: This is not applicable to the Registrant.

Item 9 – Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1)The date of the meeting and whether it was an annual or special meeting.

(2)If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.

(3)A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)All directors and all members of any advisory board for regular compensation;

(2)Each director and each member of an advisory board for special compensation;

(3)All officers; and (4) Each person of whom any officer or director of the Fund is an affiliated person

Response: The remuneration paid by the Trust to each Independent Trustee during the period was $36,000 plus travel and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The registrant did not pay remuneration during the period to any affiliated person of any of its officers or Trustees.

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1)Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

AGF Investments Trust

Form N-CSR – Items 8-11 (Unaudited) (continued)

(2)If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: At a meeting held on February 23, 2024, the Board of Trustees (“Board”) of AGF Investments Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or AGF Investments LLC (“AGFUS” or the “Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between AGFUS and the Trust, on behalf of the AGF U.S. Market Neutral Anti-Beta Fund (“BTAL”) (the “ETF”).

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by the Adviser and met with senior representatives of the Adviser. The Board also considered materials that they had received at past meetings, including routine quarterly meetings, relating to the nature, extent and quality of the Adviser’s services, the ETF’s advisory fee, net expense ratio, and performance. Generally, the Board considered the following factors in connection with its renewal of the Agreement for the ETF: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the ETF; (3) the costs of the services provided; (4) the extent to which economies of scale might be realized as the ETF grows; (5) whether fee levels reflect such potential economies of scale, if any, for the benefit of investors; and (6) any other benefits derived by the Adviser from its relationship with the ETF.

Nature, Extent and Quality of Services; Investment Performance

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel who provide investment-related services to the ETF at the Adviser, including pursuant to a participating affiliate arrangement. The Board also considered the compliance function of the Adviser, and the financial condition of the Adviser. The Board evaluated the integrity of the Adviser’s personnel and the experience of the ETF’s portfolio management team, including in managing the long-short and market neutral strategy of BTAL and the Board further considered the extent to which the ETF had been managed in accordance with its investment objective and investment policies With respect to BTAL, the Board considered the historic ability of the portfolio managers to manage the ETF to closely track its benchmark index in most periods and their due diligence in developing the active strategy currently employed by BTAL to mitigate the impact of momentum and leverage on returns in certain periods.

With respect to the performance of BTAL, the Board considered BTAL’s performance since inception and for the last three-month, one-year, three-year and five-year periods. In this regard, among other things, the Board considered BTAL’s returns compared to the returns of its benchmark index, its Morningstar peer category and one or more funds identified by the Adviser as comparable (“Comparator Funds”). With respect to BTAL’s performance relative to its Morningstar peer category, the Board noted that BTAL underperformed in the three-month, one-year, three-year, five-year and since inception periods. With respect to BTAL’s performance relative to its benchmark index, the Board noted that BTAL outperformed in the three-month, one-year, three-year and five-year periods but underperformed in the since inception period. With respect to BTAL’s performance relative to the Comparator Funds, the Board considered that the Comparator Funds do not strictly pursue market neutral strategies like BTAL, but rather long-short strategies. The Board considered the Adviser’s explanation of how such differences impacted the performance of BTAL relative to the Comparator Funds over all periods reviewed. With respect to BTAL’s performance relative to the Comparator Funds, the Board noted that BTAL outperformed four of its five Comparator Funds over the three-year and five-year periods and two of its five Comparator Funds over the three-month and one-year periods.

With respect to the absolute performance of BTAL, the Board acknowledged the Adviser’s explanation that, since BTAL’s inception in 2011, the market had largely moved upward and, as a result, BTAL’s market neutral strategy had frequently underperformed the broader markets but outperformed during periods of market volatility. In determining to renew the Agreement, the Board noted management’s representation that BTAL provides investors with a unique investment exposure that is designed to appeal to asset allocators for inclusion in model portfolios as a type of hedge for market volatility and downturns.

Fund Expenses; Cost of Services; Economies of Scale; Related Benefits

The Board reviewed information comparing the ETF’s contractual advisory fee rate, as a percentage of average net assets, to the Comparator Funds. The Board noted that BTAL was below the median fee rate of the Comparator

Funds. The Board also reviewed information comparing the ETF’s net expense ratio to the net expense ratios of its Comparator Funds, taking into account, as applicable, dividend and interest expenses on short sales, expense waivers and reimbursements. The Board noted that BTAL was slightly above the median net expense ratio of its Comparator Funds. The Board noted that the Adviser did not provide advisory services to any other U.S.-domiciled fund or account pursuing an investment objective substantially similar to BTAL. The Board noted, however, that an Adviser affiliate does provide advisory services to a Canadian-domiciled ETF, which is substantially similar to BTAL, and charges a higher advisory fee rate. Based on the information provided, the Board concluded that the ETF’s advisory fee and net expense ratio were reasonable.

The Board considered the profitability of the ETF to the Adviser using alternative expense allocation methodologies and, in this context, evaluated the services that the Adviser provides to the ETF for potential economies of scale. In this regard, the Board noted that since inception BTAL has gathered significant assets, and the amount of assets under management in BTAL fluctuate significantly based on market conditions in light of the tactical nature of its strategy. The Board also noted that the Adviser has subsidized the cost of the ETF’s operations by materially reimbursing expenses and waiving fees since inception. Based on this and other information, including the Adviser’s continued reinvestment in its business, the Board determined that Adviser was not yet experiencing economies of scale with respect to the operation of the ETF, regardless of the expense allocation methodology applied.

The Board evaluated the ancillary (or fall-out) benefits being received by the Adviser as a result of its relationship with the ETF. In particular, the Board considered the Adviser’s accrual of soft dollars in connection with portfolio trading transactions for the ETF. Based on the information considered, the Board did not deem fall-out benefits received by the Adviser from its relationship with the ETF to be a material factor in the renewal of the Agreement.

Conclusion

Based on their review of the facts and circumstances related to the Agreement, the Board concluded that the ETF could benefit from the Adviser’s continued management. Thus, the Board determined that the renewal of the Agreement with respect to the ETF was appropriate and in the ETF’s best interest. In their deliberations, the Board did not identify any particular factor or information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. After reviewing a memorandum from Trustee Counsel discussing the legal standards applicable to the Board’s consideration of the Agreement, and after the Independent Trustees met privately with such counsel, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

AGF Investments Trust

Form N-CSR – Items 8-11 (Unaudited) (continued)

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AGF Investments Trust

99 High Street, Suite 2802
Boston, MA 02110
www.agf.com/us

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b) The registrants Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 9 – Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16 – Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on their evaluation of the registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as conducted within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19 – Exhibits.

(a)(1) The registrant’s Code of Ethics, as described in Item 2 of this Form, is filed herewith.

(a)(2) Not applicable.

(a)(3) The certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/William DeRoche
William DeRoche
President and Principal Executive Officer
August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William DeRoche
William DeRoche
President and Principal Executive Officer
August 30, 2024

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
August 30, 2024